Expense Example, No Redemption	Eaton Vance Hexavest Global Equity Fund Class A 1 Year	Eaton Vance Hexavest Global Equity Fund Class A 3 Years	Eaton Vance Hexavest Global Equity Fund Class A 5 Years	Eaton Vance Hexavest Global Equity Fund Class A 10 Years	Eaton Vance Hexavest Global Equity Fund Class A 1 Year	Eaton Vance Hexavest Global Equity Fund Class A 3 Years	Eaton Vance Hexavest Global Equity Fund Class A 5 Years	Eaton Vance Hexavest Global Equity Fund Class A 10 Years	Eaton Vance Hexavest Global Equity Fund Class C 1 Year	Eaton Vance Hexavest Global Equity Fund Class C 3 Years	Eaton Vance Hexavest Global Equity Fund Class C 5 Years	Eaton Vance Hexavest Global Equity Fund Class C 10 Years	Eaton Vance Hexavest Global Equity Fund Class C 1 Year	Eaton Vance Hexavest Global Equity Fund Class C 3 Years	Eaton Vance Hexavest Global Equity Fund Class C 5 Years	Eaton Vance Hexavest Global Equity Fund Class C 10 Years	Eaton Vance Hexavest Global Equity Fund Class I 1 Year	Eaton Vance Hexavest Global Equity Fund Class I 3 Years	Eaton Vance Hexavest Global Equity Fund Class I 5 Years	Eaton Vance Hexavest Global Equity Fund Class I 10 Years	Eaton Vance Hexavest Global Equity Fund Class I 1 Year	Eaton Vance Hexavest Global Equity Fund Class I 3 Years	Eaton Vance Hexavest Global Equity Fund Class I 5 Years	Eaton Vance Hexavest Global Equity Fund Class I 10 Years	Eaton Vance Hexavest International Equity Fund Class A 1 Year	Eaton Vance Hexavest International Equity Fund Class A 3 Years	Eaton Vance Hexavest International Equity Fund Class A 5 Years	Eaton Vance Hexavest International Equity Fund Class A 10 Years	Eaton Vance Hexavest International Equity Fund Class I 1 Year	Eaton Vance Hexavest International Equity Fund Class I 3 Years	Eaton Vance Hexavest International Equity Fund Class I 5 Years	Eaton Vance Hexavest International Equity Fund Class I 10 Years
USD ($)	686	1,034	1,405	2,445	686	1,034	1,405	2,445	294	716	1,265	2,764	194	716	1,265	2,764	93	410	749	1,709	93	410	749	1,709	685	969	1,274	2,138	92	341	609	1,375